OPERATION EXPANSIONS - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Purchase Price Allocation
The table below represents the purchase price allocation to total identifiable assets acquired and net liabilities assumed using the acquisition method, based on their respective fair values as of November 5, 2021.

Amount
Cash and cash equivalents	$7,957
Accounts receivable	94,555
Prepaid and other	43,076
Restricted cash	22,483
Property and equipment	166,072
Operating lease right-of-use assets	612,522
Other assets	5,781
Goodwill and other indefinite-lived assets	32,345
Current operating lease liabilities assumed	(28,324)
Other current liabilities assumed	(134,886)
Long-term operating lease liabilities assumed	(576,848)
Debt and finance lease liabilities assumed	(55,095)
Other liabilities assumed	(68,638)
Total purchase price	$121,000